Appendix 3 Details of Due Dates of Payments to Suppliers - Summary of Details of Due Dates of Payments to Suppliers (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 1,920,159,608	$ 1,846,998,020
Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	136,371,921	181,097,755
Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	759,165,134	750,176,684
Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	1,024,622,553	915,723,581
Up to 30 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	1,068,425,928	1,460,349,230
Up to 30 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	109,995,114	165,444,247
Up to 30 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	735,006,985	749,444,690
Up to 30 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	223,423,829	545,460,293
31-60 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	43,468,912	47,303,752
31-60 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	8,941,687	5,776,032
31-60 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	7,096,098	193,190
31-60 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	27,431,127	41,334,530
61-90 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	212,680,505	31,169,526
61-90 days [Member] | Goods [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	17,435,120	9,877,476
61-90 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	16,709,409	538,317
61-90 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	178,535,976	20,753,733
121 - 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	62,070
121 - 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	62,070
More than 365 days [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	595,522,193	308,175,512
More than 365 days [Member] | Services [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	290,572	487
More than 365 days [Member] | Other [Member]
Details Of Due Dates Of Payments To Suppliers [Line Items]
Current Payments to suppliers	$ 595,231,621	$ 308,175,025